Subsequent Events (Details Textual) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended																1 Months Ended			12 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016 Scenario, Forecast [Member]	Dec. 31, 2017 Scenario, Forecast [Member]	Dec. 31, 2016 Scenario, Forecast [Member]	Dec. 31, 2015 Scenario, Forecast [Member]	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2016 Scenario, Forecast [Member] JR Licensing, LLC [Member]	Dec. 31, 2015 Scenario, Forecast [Member] JR Licensing, LLC [Member]	Dec. 31, 2014 Scenario, Forecast [Member] JR Licensing, LLC [Member]	Dec. 31, 2017 New Loan Amendment [Member] Scenario, Forecast [Member]	Dec. 31, 2016 New Loan Amendment [Member] Scenario, Forecast [Member]	Dec. 31, 2015 New Loan Amendment [Member] Scenario, Forecast [Member]	Dec. 31, 2014 New Loan Amendment [Member] Scenario, Forecast [Member]	Dec. 31, 2015 New Loan Amendment [Member] Scenario, Forecast [Member] JR Licensing, LLC [Member]	Dec. 31, 2017 New Loan Amendment [Member] Scenario, Forecast [Member] IM Brands, LLC [Member]	Dec. 31, 2016 New Loan Amendment [Member] Scenario, Forecast [Member] IM Brands, LLC [Member]	Dec. 31, 2015 New Loan Amendment [Member] Scenario, Forecast [Member] IM Brands, LLC [Member]	Dec. 31, 2014 New Loan Amendment [Member] Scenario, Forecast [Member] IM Brands, LLC [Member]	Apr. 01, 2015 Judith Ripka Berk [Member] Scenario, Forecast [Member]	Oct. 01, 2014 Judith Ripka Berk [Member] Scenario, Forecast [Member]	Apr. 03, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] Chief Design Officer [Member]	Apr. 30, 2014 Subsequent Event [Member] Chief Design Officer [Member]	Apr. 03, 2014 Subsequent Event [Member] London Interbank Offered Rate (LIBOR) [Member]	Apr. 03, 2014 Subsequent Event [Member] Prime Rate [Member]	Apr. 03, 2014 Subsequent Event [Member] Parent Company [Member]	Apr. 03, 2014 Subsequent Event [Member] New Loan Amendment [Member]	Dec. 31, 2013 Subsequent Event [Member] Executive Vice President [Member] First Year of Employment Agreement [Member]	Dec. 31, 2013 Subsequent Event [Member] Executive Vice President [Member] Second Year of Employment Agreement [Member]	Dec. 31, 2013 Subsequent Event [Member] Executive Vice President [Member] Third Year of Employment Agreement [Member]	Dec. 31, 2013 Subsequent Event [Member] Director [Member]	Dec. 31, 2013 Subsequent Event [Member] Judith Ripka Berk [Member]	Apr. 03, 2014 Subsequent Event [Member] Judith Ripka Berk [Member]	Dec. 31, 2013 Subsequent Event [Member] Judith Ripka Berk [Member] Demand Notes [Member]	Dec. 31, 2013 Subsequent Event [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross																				$ 1,200,000	$ 1,000,000													$ 12,000,000
Debt Instrument, Face Amount																																				6,000,000
Stock Issued During Period, Shares, Acquisitions																																		571,429
Debt Instrument, Term																																				5 years
Floor Price Per Share for Conversion of Debt																																				$ 7.00
Maximum Earn-Outs Payable																																		5,000,000
Required Royalties for Payment of Earn-Outs																																		1,000,000
Proceeds from Issuance of Secured Debt																																		9,000,000
Percentage of Cash Flow Recapture Considered for Prepayment of Secured Debt																		50.00%																50.00%
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																																					825,000
Non Option Equity Instruments, Vesting Conditions																																					The vesting date of 550,000 shares of restricted stock is July 1, 2014, and the remaining 275,000 shall vest evenly over the periods ending September 30, 2014, 2015 and 2016, provided, however, that each such grantee has the right to extend the vesting dates by six-month increments in their sole discretion, prior to the date the restrictions would lapse.
Officers Compensation																														250,000	250,000	500,000
Agreed Officers Compensation																																	18,000
Debt Instrument, Maturity Date, Description	(i) the fair market value of the common stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the common stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the common stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of common stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the common stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of common stock obtained by dividing the principal amount to be converted by the fair market value of the common stock at the time of the conversion, so long as the fair market value of our common stock is at least $4.50.																																	5-year term loan
Sharebased Compensation Arrangement By Sharebased Payment Award Restricted Shares On The Grant Date Fair Value																																					3,300,000
Percentage of Common Stock Issued and Outstanding																												4.75%
Minimum Fixed Charge Ratio, Start Range			1.10			1.20
Minimum Fixed Charge Ratio, End Range			1.00			1.00
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One							5,500,000			3,000,000				5,500,000					6,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two						7,500,000			4,000,000				7,500,000					9,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three					11,000,000			5,000,000				11,000,000					11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four				12,000,000							12,000,000					12,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																			0.001
Debt Instrument, Basis Spread on Variable Rate																										3.50%	0.50%
Guaranty of Outstanding Loan																							13,000,000
Minimum Liquidity Covenants																						3,000,000							3,000,000
Payments for Rent, Monthly																								1,000
Maximum Capital Expenditures of Guarantor and its Subsidiaries																													1,300,000
Percentage of Prepayment of Loan															20.00%
Minimum Net Worth Required for Compliance																						31,000,000							31,000,000
Base Salary																									750,000
Non Accountable Expenses																								114,000
Repayments of Debt	0	556,000													1,000,000
Stock Repurchased During Period, Value																						571.429
Annual Cash Bonus Percentage																																		10.00%
Royalty Revenue, Total																																		$ 6,000,000